SUPPLEMENT DATED DECEMBER 15, 2009

TO PROSPECTUSES DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE,
SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information regarding changes to the investment adviser of the AIM Variable Insurance Funds.

On or about December 31, 2009, Invesco Aim Advisors, Inc., the investment adviser to the AIM Variable Insurance Funds, will be merging into Invesco Institutional (N.A.), Inc. The name of Invesco Institutional (N.A.), Inc. will then be changed to Invesco Advisers, Inc.

Any reference to Invesco Aim Advisors, Inc. in each prospectus listed above is replaced with the name of Invesco Advisers, Inc. after December 31, 2009.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Invesco Aim 12/2009